COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	1 Months Ended
	Jul. 26, 2021	Dec. 03, 2020	Dec. 31, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 28, 2020	Dec. 10, 2020	Dec. 31, 2019
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Annual rental fee	$ 75,000		$ 33,000		$ 33,000		$ 20,000	$ 33,000
Lessor bank guaranty	$ 16,000
Prepaid clinical trial expenses and deferred clinical trial costs			1,728,000		1,294,000
Deferred clinical trial expense					$ 1,294,000
Clinical trial expense			145,000
First Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development		$ 2,907,000
Non refundable payment of clinical research and development.						$ 581,000
Aggregate non refundable payment of clinical research and development			581,000
Second Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development		$ 7,107,000
Non refundable payment of clinical research and development.				$ 710,000
Rita Kenan [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Bonus amount			$ 45